Convertible Preferred Stock (Details Narrative)						1 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2025 USD ($) $ / shares shares	Sep. 16, 2024 USD ($) shares	Jul. 01, 2024 shares	Aug. 10, 2023 USD ($) Integer $ / shares shares	Jun. 01, 2023 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Mar. 31, 2023 USD ($) shares	Mar. 31, 2024 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Feb. 10, 2025 $ / shares
Preferred stock, shares authorized | shares	10,000,000									10,000,000	10,000,000
Undeclared cumulative dividends	$ 4,700,000									$ 4,400,000
Automatic conversion, anniversary				4 years
Conversion price, first automatic reset				18 months
Conversion price, second automatic reset				47 months
Number of trading days, VWAP | Integer				10
Liquidation preference | $ / shares	$ 10.00									$ 10.00	$ 10.00
Proceeds from exercise of preferred stock warrants									$ 9,600,000		$ 9,630,000
Transfer of warrant liability to preferred stock upon exercise of warrants									25,400,000		25,409,000
Sale of stock | shares				4,015,002
Net proceeds on sale of stock				$ 40,200,000						14,100,000
Enterprise value										220.0
Proceeds from Issuance of Warrants					$ 14,700,000
Loss on equity issuance											(5,874,000)
Value of shares issued								$ 3,141,000
Tranche Two [Member]
Preferred stock, percentage of shares committed						49.70%	40.00%
Series B Convertible Preferred Stock [Member]
Proceeds from exercise of preferred stock warrants									4,000
Transfer of warrant liability to preferred stock upon exercise of warrants									$ 100,000
Series B3 Convertible Preferred Stock [Member]
Loss on equity issuance											$ 1,400,000
Preferred Stock [Member]
Value of shares issued
Common Stock [Member]
Number of shares issued | shares										350,000
Conversion of redeemable convertible preferred stock into common stock | shares			2,110,366							2,110,366	21,500,867
Value of shares issued
Subsequent Event [Member] | Preferred Stock [Member]
Conversion of redeemable convertible preferred stock into common stock | shares	365,000
Subsequent Event [Member] | Common Stock [Member]
Conversion of redeemable convertible preferred stock into common stock | shares	778,000
Series A Convertible Preferred Stock [Member]
Preferred stock, shares authorized | shares	10,000,000									10,000,000
Number of shares issued | shares				4,015,002
Proceeds from the issuance of preferred stock				$ 40,200,000
Original issue price | $ / shares				$ 10.00
Preferred stock, dividend rate, percentage		8.00%		8.00%						8.00%
Undeclared cumulative dividends		$ 30,000.00
Preferred stock, floor conversion price | $ / shares				$ 2.10
Conversion price | $ / shares												$ 5.277
Conversion of redeemable convertible preferred stock into common stock | shares		32,645
Liquidation preference | $ / shares	$ 10.00									$ 10.00
Preferred stock converted | shares		30,000
Shares issued, price per share | $ / shares				$ 10.00
Value of shares issued				$ 40,200,000
Preferred stock, capital shares reserved for future issuance | shares	6,379,998
Series A Convertible Preferred Stock [Member] | Subsequent Event [Member]
Conversion price | $ / shares												$ 5.277
Series B3 Convertible Preferred Stock [Member]
Warrants exercised | shares						4,771,642			4,771,642
Sale of stock | shares						663,868	70,624
Conversion price | $ / shares						$ 2.03			$ 2.03
Conversion ratio						1			1
Series B3 Convertible Preferred Stock [Member] | Measurement Input Fair Value Share Price [Member] | Valuation Reverse Recapitalization Approach Enterprise Value [Member]
Derivative liability, measurement input				9.31
Series B3 Convertible Preferred Stock [Member] | Tranche Two [Member]
Sale of stock | shares						1,031,116	830,167
Series B Convertible Preferred Stock [Member]
Warrants exercised | shares						11,123			11,123
Conversion price | $ / shares						$ 9.71			$ 9.71
Conversion ratio						1.250			1.250
Series B2 Convertible Preferred Stock [Member]
Sale of stock | shares						165,967	17,656
Net proceeds on sale of stock						$ 2,400,000	$ 300,000
Conversion price | $ / shares						$ 14.16			$ 14.16
Conversion ratio						1			1
Series B2 Convertible Preferred Stock [Member] | Tranche Two [Member]
Sale of stock | shares						257,779	207,541
Net proceeds on sale of stock						$ 3,700,000	$ 2,900,000
Series A1 Convertible Preferred Stock [Member]
Conversion price | $ / shares						$ 38.84			$ 38.84
Conversion ratio						1.275			1.275
Series A2 Convertible Preferred Stock [Member]
Conversion price | $ / shares						$ 12.14			$ 12.14
Conversion ratio						1.290			1.290
Series A3 Convertible Preferred Stock [Member]
Conversion price | $ / shares						$ 13.36			$ 13.36
Conversion ratio						1.303			1.303
Series A4 Convertible Preferred Stock [Member]
Conversion price | $ / shares						$ 12.55			$ 12.55
Conversion ratio						1.277			1.277
Series A5 Convertible Preferred Stock [Member]
Conversion price | $ / shares						$ 13.36			$ 13.36
Conversion ratio						1.333			1.333
Series A6 Convertible Preferred Stock [Member]
Conversion price | $ / shares						$ 14.97			$ 14.97
Conversion ratio						1.351			1.351
Series B1 Convertible Preferred Stock [Member]
Conversion price | $ / shares						$ 10.93			$ 10.93
Conversion ratio						1.296			1.296